Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 1,946	$ 1,844
Tax credits, which are not recognised as deferred tax assets	1,082	843
Gross amount of income tax losses	6,240
Gross amount of tax losses not recognised	9,855
Investments, including foreign tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary difference for which no deferred tax asset is recognised	1,659	856
Deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised	2,216	2,500
Australian petroleum resource rent tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary difference for which no deferred tax asset is recognised	2,282	2,293
Temporary difference for which no deferred tax liability is recognised	685	694
Mineral rights [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary difference for which no deferred tax asset is recognised	2,263	2,293
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary difference for which no deferred tax asset is recognised	437	$ 478
Due not later than one year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Gross amount of income tax losses	363
In more than one year but not more than two years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Gross amount of income tax losses	402
In more than two years but not more than five years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Gross amount of income tax losses	897
Gross amount of capital tax losses	144
Later than five years and not later than 10 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credits, which are not recognised as deferred tax assets	831
Gross amount of income tax losses	398
Later than 10 years and not later than 20 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credits, which are not recognised as deferred tax assets	251
Gross amount of income tax losses	2,446
Unlimited [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Gross amount of income tax losses	1,734
Gross amount of capital tax losses	$ 3,471